Share-based Compensation - Summary of restricted shares activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Restricted shares, Vested	(7,989,200)	(5,637,860)	(1,812,960)
Restricted shares
Share-based Compensation
Restricted shares, Beginning balance	0	3,625,000	9,857,000
Restricted shares, Vested		(3,625,000)	(6,232,000)
Restricted shares, Ending balance	0	0	3,625,000
Restricted weighted-average grant date fair value, Beginning balance		$ 0.21	$ 0.23
Restricted weighted-average grant date fair value, Vested		$ 0.21	0.24
Restricted weighted-average grant date fair value, Ending balance			$ 0.21
Restricted share units
Share-based Compensation
Restricted shares, Beginning balance	8,196,000	12,264,000	4,510,000
Restricted shares, Awarded	6,687,500	2,192,900	13,080,200
Restricted shares, Forfeited	(5,558,000)	(2,612,000)	(2,308,000)
Restricted shares, Vested	(9,148,000)	(3,649,000)	(3,018,000)
Restricted shares, Ending balance	178,000	8,196,000	12,264,000
Restricted weighted-average grant date fair value, Beginning balance	$ 0.29	$ 0.31	$ 0.20
Restricted weighted-average grant date fair value, Awarded	0.03	0.07	0.30
Restricted weighted-average grant date fair value, Forfeited	0.24	0.33	0.20
Restricted weighted-average grant date fair value, Vested	0.10	0.29	0.19
Restricted weighted-average grant date fair value, Ending balance	$ 0.16	$ 0.29	$ 0.31